9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Details) - $ / shares		12 Months Ended
		Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Basic and diluted loss per share	[1]	$ (2.05)	$ (0.04)	$ (0.06)
Weighted average number of common shares outstanding (basic and diluted)		16,773,544	16,766,969	13,366,052

[1]	Note 9